Long-Term Bank Loan	12 Months Ended
Dec. 31, 2022
Long-Term Bank Loan [Abstract]
Long-term bank loan

10. Long-term bank loan

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	724,932
Total					5,000,000	724,932

On November 3, 2022, the Company signed a loan agreement with Bank of Communications to obtain a two-year loan of RMB 5 million ($724,932). The loan bears a floating interest rate of a benchmark rate (3.50%). Huada mortgages the property and land for guaranteed repayment of the loan. The principal shall be repaid on April 25, 2024.

Interest expense was $3,468, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively.